Other Receivables and Prepayments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

5. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of June 30, 2025 and December 31, 2024 consisted of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Prepaid insurance	93,844	17,794
Prepaid service fee	60,393	50,538
Rental deposits	75,221	4,206
Other receivables	13,659	4,545
Others	5,729	8,233
	$248,846	$85,316

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023
Prepaid research and development expenses	$—	$185,633
Prepaid insurance	17,794	33,815
Prepaid service fee	50,538	46,303
Rental deposits	4,206	102,109
Prepaid rental expenses	—	15,683
Other receivables	4,545	22,275
Other deposits	8,233	16,253
	$85,316	$422,071

For the year ended December 31, 2024 and 2023, the Group considered certain other receivables and prepayments were not recoverable and recorded write-off of other receivables and prepayments of $45,677 and $62,369, respectively.